Leases - Supplemental Lease Information (Details)	Jun. 30, 2019
Weighted-average remaining lease term (years)
Operating leases	10 years
Finance leases	21 years
Weighted-average discount rate (%)
Operating leases	4.20%
Finance leases	5.40%